Trade Accounts and Notes Receivable - Additional Information (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure Of Trade Accounts And Notes Receivable [Line Items]
Current liabilities associated to funded receivables	$ 9.8
Factoring of Receivables [Member]
Disclosure Of Trade Accounts And Notes Receivable [Line Items]
Notes receivable transferred	76.0
Notes receivable retained	$ 7.6